Segmental and geographical information	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Segmental and geographical information
6.	Segmental and geographical information

Segmental information

The Group has identified three reportable operating segments. This assessment is based on information reported to the Group’s Chief Operating Decision Maker, which is deemed to be the Chief Executive Officer, for the purpose of assessing segmental performance and resource allocation.

Following the acquisition of New Guards, in the fourth quarter of 2019, we realigned our operating segments to reflect the manner in which the business had become organized and how performance had become internally evaluated. Prior to this realignment, we had one reportable operating segment resulting from the aggregation of four operating segments: (1) Farfetch Marketplace, (2) Farfetch Black and White, (3) Farfetch Store of the Future and (4) Browns stores. As of December 31, 2019, we have three reportable operating segments (A) Digital Platform, (B) Brand Platform and (C) In-Store. Historical periods presented in this Annual Report reflect in these three reportable operating segments.

There are no intersegment transactions that require elimination. Order Contribution is used to assess the performance and allocate resources between the segments.

The results of our three reportable operating segments is as follows (in thousands):

	2017	2018	2019
Digital Platform
Services Revenue	$296,350	$488,995	$701,246
Fulfilment Revenue	74,182	97,794	127,960
Revenue	370,532	586,789	829,206
Less: Cost of revenue	(173,951)	(295,083)	(457,293)
Gross profit	196,581	291,706	371,913
Less: Demand generation expense	(69,202)	(97,295)	(151,350)
Order contribution	$127,379	$194,411	$220,563

	2017	2018	2019
Brand Platform
Revenue	n/a	n/a	164,210
Less: Cost of revenue	n/a	n/a	(89,203)
Gross profit or order contribution	$-	$-	$75,007

	2017	2018	2019
In-Stores:
Revenue	$15,434	$15,595	$27,621
Less: Cost of revenue	(7,249)	(8,851)	(14,695)
Gross profit or order contribution	$8,185	$6,744	$12,926

Geographical information

The Group believes it is relevant to disclose geographical revenue information on both a supply basis, determined by location of the Farfetch contracting entity, and on a demand basis, determined by location of consumer.

The Group’s UK revenue, based on location of the Farfetch contracting entity, was $619,326,000 (2018: $492,495,000, 2017: $335,345,000).

The Group’s revenue from external consumers, based on consumer billing location, and information about its segment assets by geographical location are detailed below (in thousands):

	2017	2018	2019
Revenue from external consumers
Americas	$111,349	$175,060	$277,712
Europe, Middle East and Africa	156,507	240,662	377,944
Asia Pacific	118,110	186,662	365,381
Total Revenue	$385,966	$602,384	$1,021,037

	2018	2019
Non-current assets
Americas	$6,089	$506,130
United Kingdom	118,374	214,213
Europe, Middle East and Africa	21,500	796,974
Asia Pacific	6,020	65,232
Total Non-current assets	$151,983	$1,582,549

In 2018, the Group revised its methodology for determining the geographical location of revenue from being based on consumer shipping location to consumer billing location. In addition, the Group previously disclosed first-party sales based on the location of the seller. In 2018, the Group revised this to being based on the consumer billing location which is consistent with third-party based sales. Revenue by geographical location for the year ended December 31, 2017 was also revised to reflect this change in methodology.

No single consumer amounted for more than 10% of Group revenues (2018: none, 2017: none).